Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Large Growth Quantitative Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares	Columbia Large Growth Quantitative Fund Class A	Columbia Large Growth Quantitative Fund Class B	Columbia Large Growth Quantitative Fund Class C	Columbia Large Growth Quantitative Fund Class I	Columbia Large Growth Quantitative Fund Class R	Columbia Large Growth Quantitative Fund Class R4	Columbia Large Growth Quantitative Fund Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses - Columbia Large Growth Quantitative Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Large Growth Quantitative Fund		Class A, B, C, I, R, R4 and W Shares	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class A	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class B	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class C	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class I	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class R	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class R4	Class A, B, C, I, R, R4 and W Shares Columbia Large Growth Quantitative Fund Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management Fees	[2]		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other Expenses			0.36%	0.36%	0.36%	0.10%	0.36%	0.40%	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement			1.22%	1.97%	1.97%	0.71%	1.47%	1.01%	1.22%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement,which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Large Growth Quantitative Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Growth Quantitative Fund Class A	Class A (whether or not shares are redeemed)	692	940	1,208	1,972
Columbia Large Growth Quantitative Fund Class B	Class B (if shares are redeemed)	700	919	1,263	2,106
Columbia Large Growth Quantitative Fund Class C	Class C (if shares are redeemed)	300	619	1,063	2,301
Columbia Large Growth Quantitative Fund Class I	Class I (whether or not shares are redeemed)	73	227	396	886
Columbia Large Growth Quantitative Fund Class R	Class R (whether or not shares are redeemed)	150	465	804	1,762
Columbia Large Growth Quantitative Fund Class R4	Class R4 (whether or not shares are redeemed)	103	322	559	1,241
Columbia Large Growth Quantitative Fund Class W	Class W (whether or not shares are redeemed)	124	387	671	1,482

Expense Example, No Redemption - Columbia Large Growth Quantitative Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Large Growth Quantitative Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Growth Quantitative Fund Class B	Class B (if shares are not redeemed)	200	619	1,063	2,106
Columbia Large Growth Quantitative Fund Class C	Class C (if shares are not redeemed)	200	619	1,063	2,301

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +15.37% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -21.80% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Large Growth Quantitative Fund (Class A, B, C, I, R, R4 and W Shares) Class A, B, C, I, R, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception		Inception Date
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A Before Taxes	Columbia Large Growth Quantitative Fund:	Class A before taxes		9.19%	(3.38%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A After taxes on distributions	Columbia Large Growth Quantitative Fund:	Class A after taxes on distributions		7.90%	(3.85%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A After taxes on distributions and redemption of fund shares	Columbia Large Growth Quantitative Fund:	Class A after taxes on distributions and redemption of fund shares		6.86%	(3.03%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class B Before Taxes	Columbia Large Growth Quantitative Fund:	Class B before taxes		9.80%	(3.31%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class C Before Taxes	Columbia Large Growth Quantitative Fund:	Class C before taxes		13.81%	(2.56%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class I Before Taxes	Columbia Large Growth Quantitative Fund:	Class I before taxes		16.37%	(1.33%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class R Before Taxes	Columbia Large Growth Quantitative Fund:	Class R before taxes		15.47%	(2.01%)		May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class R4 Before Taxes	Columbia Large Growth Quantitative Fund:	Class R4 before taxes		15.91%	(1.58%)	[1]	May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class W Before Taxes	Columbia Large Growth Quantitative Fund:	Class W before taxes		15.61%	2.76%		Aug 1, 2008
Russell 1000 Growth Index		Russell 1000 Growth Index	(reflects no deduction for fees, expenses or taxes)		16.71%
Russell 1000 Growth Index Since Inception, 2007-05-17					0.66%	[1]	May 17, 2007
Russell 1000 Growth Index Since Inception, 2008-08-01					4.56%		Aug 1, 2008
Lipper Large-Cap Growth Funds Index		Lipper Large-Cap Growth Funds Index	(reflects no deduction for fees, expenses or taxes)		15.13%
Lipper Large-Cap Growth Funds Index Since Inception, 2007-05-17					0.20%		May 17, 2007
Lipper Large-Cap Growth Funds Index Since Inception, 2008-08-01					2.93%		Aug 1, 2008
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Large Growth Quantitative Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Large Growth Quantitative Fund (Class Z Shares)		Columbia Large Growth Quantitative Fund Class Z Shares Columbia Large Growth Quantitative Fund Class Z
Shareholder Fees Column [Text]		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	[1]	none
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Annual Fund Operating Expenses - Columbia Large Growth Quantitative Fund (Class Z Shares) Columbia Large Growth Quantitative Fund		Class Z Shares	Class Z Shares Columbia Large Growth Quantitative Fund Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management Fees	[1]		0.61%
Distribution and Service (12b-1) Fees			none
Other Expenses	[2]		0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement			0.97%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement,which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.
[2]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Large Growth Quantitative Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Growth Quantitative Fund Class Z Shares Columbia Large Growth Quantitative Fund Class Z	Class Z	99	309	537	1,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline,which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +15.37% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -21.80% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge)
Average Annual Total Returns - Columbia Large Growth Quantitative Fund (Class Z Shares) Class Z Shares	Column	Label		1 year	Since Inception	Inception Date
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A Before Taxes	Columbia Large Growth Quantitative Fund:	Class A before taxes	[1]	15.85%	(1.79%)	May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A After taxes on distributions	Columbia Large Growth Quantitative Fund:	Class A after taxes on distributions	[1]	14.49%	(2.26%)	May 17, 2007
Columbia Large Growth Quantitative Fund Columbia Large Growth Quantitative Fund Class A After taxes on distributions and redemption of fund shares	Columbia Large Growth Quantitative Fund:	Class A after taxes on distributions and redemption of fund shares	[1]	11.25%	(1.70%)	May 17, 2007
Russell 1000 Growth Index		Russell 1000® Growth Index		16.71%
Russell 1000 Growth Index Since Inception, 2007-05-17					0.66%	May 17, 2007
Lipper Large-Cap Growth Funds Index		Lipper Large-Cap Growth Funds Index		15.13%
Lipper Large-Cap Growth Funds Index Since Inception, 2007-05-17					0.20%	May 17, 2007
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Large Value Quantitative Fund (Class A, B, C, I, R, R4, T, W and Z Shares) Columbia Large Value Quantitative Fund Class A, B, C, I, R, R4, T, W and Z shares	Columbia Large Value Quantitative Fund Class A	Columbia Large Value Quantitative Fund Class B	Columbia Large Value Quantitative Fund Class C	Columbia Large Value Quantitative Fund Class I	Columbia Large Value Quantitative Fund Class R	Columbia Large Value Quantitative Fund Class R4	Columbia Large Value Quantitative Fund Class T	Columbia Large Value Quantitative Fund Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class T	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	5.75%	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	1.00%	none

Annual Fund Operating Expenses - Columbia Large Value Quantitative Fund (Class A, B, C, I, R, R4, T, W and Z Shares) Columbia Large Value Quantitative Fund		Class A, B, C, I, R, R4, T, W and Z shares	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class A	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class B	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class C	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class I		Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class R	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class R4	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class T	Class A, B, C, I, R, R4, T, W and Z shares Columbia Large Value Quantitative Fund Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I		Class R	Class R4	Class T	Class W
Management Fees			0.69%	0.69%	0.69%	0.69%		0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%	none		0.50%	none	none	0.25%
Other Expenses			0.31%	0.31%	0.31%	0.13%		0.31%	0.43%	0.61%	0.31%
Total annual fund operating expenses			1.25%	2.00%	2.00%	0.82%	[2]	1.50%	1.12%	1.30%	1.25%
Less: Fee waiver/expense reimbursement	[3]		(0.14%)	(0.14%)	(0.14%)	(0.08%)		(0.14%)	(0.08%)	(0.14%)	(0.14%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.11%	1.86%	1.86%	0.74%		1.36%	1.04%	1.16%	1.11%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will notexceed 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 0.74% for Class I, 1.36% for Class R, 1.04% for Class R4, 1.16% for Class T and 1.11% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Large Value Quantitative Fund (Class A, B, C, I, R, R4, T, W and Z Shares) Columbia Large Value Quantitative Fund Class A, B, C, I, R, R4, T, W and Z shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Value Quantitative Fund Class A	Class A (whether or not shares are redeemed)	682	936	1,210	1,993
Columbia Large Value Quantitative Fund Class B	Class B (if shares are redeemed)	689	914	1,266	2,127
Columbia Large Value Quantitative Fund Class C	Class C (if shares are redeemed)	289	614	1,066	2,321
Columbia Large Value Quantitative Fund Class I	Class I (whether or not shares are redeemed)	76	254	448	1,010
Columbia Large Value Quantitative Fund Class R	Class R (whether or not shares are redeemed)	138	461	806	1,784
Columbia Large Value Quantitative Fund Class R4	Class R4 (whether or not shares are redeemed)	106	348	610	1,361
Columbia Large Value Quantitative Fund Class T	Class T (whether or not shares are redeemed)	686	951	1,235	2,046
Columbia Large Value Quantitative Fund Class W	Class W (whether or not shares are redeemed)	113	383	674	1,504

Expense Example, No Redemption - Columbia Large Value Quantitative Fund (Class A, B, C, I, R, R4, T, W and Z Shares) Columbia Large Value Quantitative Fund Class A, B, C, I, R, R4, T, W and Z shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Value Quantitative Fund Class B	Class B (if shares are not redeemed)	189	614	1,066	2,127
Columbia Large Value Quantitative Fund Class C	Class C (if shares are not redeemed)	189	614	1,066	2,321

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already under valued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class T is new and therefore performance information for that class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +18.96% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -16.74% (quarter ended March 31, 2009)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Large Value Quantitative Fund (Class A, B, C, I, R, R4, T, W and Z Shares) Class A, B, C, I, R, R4, T, W and Z shares	Column	Label		1 year	Since Inception	Inception Date
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A Before Taxes	Columbia Large Value Quantitative Fund:	Class A before taxes	[1]	10.76%	(4.98%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A After taxes on distributions	Columbia Large Value Quantitative Fund:	Class A after taxes on distributions	[1]	6.48%	(7.22%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A After taxes on distributions and redemption of fund shares	Columbia Large Value Quantitative Fund:	Class A after taxes on distributions and redemption of fund shares	[1]	9.00%	(5.19%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class B Before Taxes	Columbia Large Value Quantitative Fund:	Class B before taxes		11.81%	(4.29%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class C Before Taxes	Columbia Large Value Quantitative Fund:	Class C before taxes		15.75%	(3.34%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class I Before Taxes	Columbia Large Value Quantitative Fund:	Class I before taxes		18.13%	(2.23%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class R Before Taxes	Columbia Large Value Quantitative Fund:	Class R before taxes		17.22%	(2.92%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class R4 Before Taxes	Columbia Large Value Quantitative Fund:	Class R4 before taxes		17.61%	(2.51%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class W Before Taxes	Columbia Large Value Quantitative Fund:	Class W before taxes		17.62%	(2.66%)	Aug 1, 2008
Russell 1000 Value Index		Russell 1000 Value Index		15.51%
Russell 1000 Value Index Since Inception, 2008-08-01					0.69%	Aug 1, 2008
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index		13.02%
Lipper Large-Cap Value Funds Index Since Inception, 2008-08-01					1.49%	Aug 1, 2008
[1]	Class T shares would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class T shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Large Value Quantitative Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Large Value Quantitative Fund (Class Z Share)	Columbia Large Value Quantitative Fund Class Z Shares Columbia Large Value Quantitative Fund Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Large Value Quantitative Fund (Class Z Share) Columbia Large Value Quantitative Fund		Class Z Shares	Class Z Shares Columbia Large Value Quantitative Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management Fees			0.69%
Distribution and Service (12b-1) Fees			none
Other Expenses			0.31%
Total annual fund operating expenses			1.00%
Less: Fee waiver/expense reimbursement	[2]		(0.14%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.86%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Large Value Quantitative Fund (Class Z Share) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Large Value Quantitative Fund Class Z Shares Columbia Large Value Quantitative Fund Class Z	Class Z (whether or not shares are redeemed)	88	305	540	1,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +18.96% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -16.74% (quarter ended March 31, 2009)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Large Value Quantitative Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A Before Taxes	Columbia Large Value Quantitative Fund:	Class A-before taxes	[1]		17.53%	(2.62%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A After taxes on distributions	Columbia Large Value Quantitative Fund:	Class A-after taxes on distributions	[1]		12.99%	(4.92%)	Aug 1, 2008
Columbia Large Value Quantitative Fund Columbia Large Value Quantitative Fund Class A After taxes on distributions and redemption of fund shares	Columbia Large Value Quantitative Fund:	Class A-after taxes on distributions and redemption of fund shares	[1]		13.52%	(3.24%)	Aug 1, 2008
Russell 1000 Value Index		Russell 1000 Value Index		(reflects no deduction for fees, expenses or taxes)	15.51%
Russell 1000 Value Index Since Inception, 2008-08-01						0.69%	Aug 1, 2008
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index		(reflects no deduction for fees or taxes)	13.02%
Lipper Large-Cap Value Funds Index Since Inception, 2008-08-01						1.49%	Aug 1, 2008
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Limited Duration Credit Fund (Class A, B, C, I, R4 and W Shares) Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares	Columbia Limited Duration Credit Fund Class A	Columbia Limited Duration Credit Fund Class B	Columbia Limited Duration Credit Fund Class C	Columbia Limited Duration Credit Fund Class I	Columbia Limited Duration Credit Fund Class R4	Columbia Limited Duration Credit Fund Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses - Columbia Limited Duration Credit Fund (Class A, B, C, I, R4 and W Shares) Columbia Limited Duration Credit Fund		Class A, B, C, I, R4 and W Shares	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class A	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class B	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class C	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class I	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class R4	Class A, B, C, I, R4 and W Shares Columbia Limited Duration Credit Fund Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4	Class W
Management Fees			0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%	none	none	0.25%
Other Expenses			0.25%	0.25%	0.25%	0.13%	0.43%	0.25%
Total annual fund operating expenses			0.98%	1.73%	1.73%	0.61%	0.91%	0.98%
Less: Fee waiver/expense reimbursement	[2]		(0.12%)	(0.12%)	(0.12%)	(0.09%)	(0.09%)	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.86%	1.61%	1.61%	0.52%	0.82%	0.86%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.52% for Class I, 0.82% for Class R4 and 0.86% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Limited Duration Credit Fund (Class A, B, C, I, R4 and W Shares) Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class A	Class A (whether or not shares are redeemed)	385	591	815	1,459
Columbia Limited Duration Credit Fund Class B	Class B (if shares are redeemed)	664	834	1,128	1,837
Columbia Limited Duration Credit Fund Class C	Class C (if shares are redeemed)	264	534	928	2,036
Columbia Limited Duration Credit Fund Class I	Class I (whether or not shares are redeemed)	53	186	332	757
Columbia Limited Duration Credit Fund Class R4	Class R4 (whether or not shares are redeemed)	84	281	496	1,116
Columbia Limited Duration Credit Fund Class W	Class W (whether or not shares are redeemed)	88	300	531	1,195

Expense Example, No Redemption - Columbia Limited Duration Credit Fund (Class A,B, C, I, R4 and W Shares) Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class B	Class B (if shares are not redeemed)	164	534	928	1,837
Columbia Limited Duration Credit Fund Class C	Class C (if shares are not redeemed)	164	534	928	2,036

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +5.06%(quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -3.46% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Limited Duration Credit Fund (Class A, B, C, I, R4 and W Shares) Class A, B, C, I, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years		Since Inception	Inception Date
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A Before Taxes	Columbia Limited Duration Credit Fund:	Class A – before taxes		2.99%	4.06%		3.27%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A After taxes on distributions	Columbia Limited Duration Credit Fund:	Class A – after taxes on distributions		1.72%	2.59%		1.96%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A After taxes on distributions and redemption of fund shares	Columbia Limited Duration Credit Fund:	Class A – after taxes on distributions and redemption of fund shares		1.93%	2.59%		2.00%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class B Before Taxes	Columbia Limited Duration Credit Fund:	Class B – before taxes		0.27%	3.52%		2.90%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class C Before Taxes	Columbia Limited Duration Credit Fund:	Class C – before taxes		4.38%	3.89%		2.90%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class I Before Taxes	Columbia Limited Duration Credit Fund:	Class I – before taxes		6.54%	5.04%		4.28%	Mar 4, 2004
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class R4 Before Taxes	Columbia Limited Duration Credit Fund:	Class R4 – before taxes		6.22%	4.91%	[1]	3.88%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class W Before Taxes	Columbia Limited Duration Credit Fund:	Class W – before taxes		6.10%			4.54%	Dec 1, 2006
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index	(reflects no deduction for fees, expenses or taxes)	5.44%	5.62%
Barclays Capital U.S. 1-5 Year Credit Index Since Inception, 2004-03-04							4.48%	Mar 4, 2004
Barclays Capital U.S. 1-5 Year Credit Index Since Inception, 2006-12-01							5.64%	Dec 1, 2006
Barclays Capital U.S. 1-5 Year Credit Index Since I nception,2003-06-19							4.27%	Jun 19, 2003
Lipper Short-Intermediate Investment Grade Debt Funds Index		Lipper Short-Intermediate Investment Grade Debt	(reflects no deduction for fees or taxes)	5.86%	4.81%
Lipper Short-Intermediate Investment Grade Debt Funds Index Since Inception, 2004-03-04							3.92%	Mar 4, 2004
Lipper Short-Intermediate Investment Grade Debt Funds Index Since Inception, 2006-12-01							4.77%	Dec 1, 2006
Lipper Short-Intermediate Investment Grade Debt Funds Index Since I nception,2003-06-19							3.68%	Jun 19, 2003
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Limited Duration Credit Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Limited Duration Credit Fund (Class Z Shares)	Columbia Limited Duration Credit Fund Class Z Shares Columbia Limited Duration Credit Fund Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Limited Duration Credit Fund (Class Z Shares) Columbia Limited Duration Credit Fund		Class Z Shares	Class Z Shares Columbia Limited Duration Credit Fund Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management Fees			0.48%
Distribution and Service (12b-1) Fees			none
Other Expenses	[1]		0.25%
Total annual fund operating expenses			0.73%
Less: Fee waiver/expense reimbursement	[2]		(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.61%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.61% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for thetime periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Limited Duration Credit Fund (Class Z Shares) Columbia Limited Duration Credit Fund	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class Z Shares	Class Z
Class Z Shares Columbia Limited Duration Credit Fund Class Z USD ( $)		62	222	395	899

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +5.06% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -3.46% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Limited Duration Credit Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A Before Taxes	Columbia Limited Duration Credit Fund:	Class A – before taxes	[1]		6.17%	4.69%	3.68%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A After taxes on distributions	Columbia Limited Duration Credit Fund:	Class A – after taxes on distributions	[1]		4.86%	3.22%	2.37%	Jun 19, 2003
Columbia Limited Duration Credit Fund Columbia Limited Duration Credit Fund Class A After taxes on distributions and redemption of fund shares	Columbia Limited Duration Credit Fund:	Class A – after taxes on distributions and redemption of fund shares	[1]		4.00%	3.13%	2.36%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index		(reflects no deduction for fees,expenses or taxes)	5.44%	5.62%
Barclays Capital U.S. 1-5 Year Credit Index Since I nception,2003-06-19							4.27%	Jun 19, 2003
Lipper Short-Intermediate Investment Grade Debt Funds Index		Lipper Short-Intermediate Investment Grade Debt Funds Index		(reflects no deduction for fees or taxes)	5.86%	4.81%
Lipper Short-Intermediate Investment Grade Debt Funds Index Since I nception,2003-06-19							3.68%	Jun 19, 2003
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares,which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.	[1]
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Mid Cap Growth Opportunity Fund (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3, and R4 Shares	Columbia Mid Cap Growth Opportunity Fund Class A	Columbia Mid Cap Growth Opportunity Fund Class B	Columbia Mid Cap Growth Opportunity Fund Class C	Columbia Mid Cap Growth Opportunity Fund Class I	Columbia Mid Cap Growth Opportunity Fund Class R	Columbia Mid Cap Growth Opportunity Fund Class R3	Columbia Mid Cap Growth Opportunity Fund Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses - Columbia Mid Cap Growth Opportunity Fund (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund		Class A, B, C, I, R, R3, and R4 Shares	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class A	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class B	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class C	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class I	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class R	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class R3	Class A, B, C, I, R, R3, and R4 Shares Columbia Mid Cap Growth Opportunity Fund Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Management Fees	[2]		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses			0.35%	0.35%	0.35%	0.10%	0.35%	0.40%	0.40%
Total annual fund operating expenses			1.30%	2.05%	2.05%	0.80%	1.55%	1.35%	1.10%
Less: Fee waiver/expense reimbursement	[3]		(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.28%	2.03%	2.03%	0.80%	1.53%	1.35%	1.10%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C,0.84% for Class I, 1.53% for Class R, 1.39% for Class R3 and 1.14% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Mid Cap Growth Opportunity Fund (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3, and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class A	Class A (whether or not shares are redeemed)	698	962	1,246	2,056
Columbia Mid Cap Growth Opportunity Fund Class B	Class B (if shares are redeemed)	706	941	1,302	2,189
Columbia Mid Cap Growth Opportunity Fund Class C	Class C (if shares are redeemed)	306	641	1,102	2,382
Columbia Mid Cap Growth Opportunity Fund Class I	Class I (whether or not shares are redeemed)	82	256	445	994
Columbia Mid Cap Growth Opportunity Fund Class R	Class R (whether or not shares are redeemed)	156	488	844	1,849
Columbia Mid Cap Growth Opportunity Fund Class R3	Class R3 (whether or not shares are redeemed)	137	428	740	1,629
Columbia Mid Cap Growth Opportunity Fund Class R4	Class R4 (whether or not shares are redeemed)	112	350	607	1,345

Expense Example, No Redemption - Columbia Mid Cap Growth Opportunity Fund (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3, and R4 Shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class B	Class B (if shares are not redeemed)	206	641	1,102	2,189
Columbia Mid Cap Growth Opportunity Fund Class C	Class C (if shares are not redeemed)	206	641	1,102	2,382

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June. 30, 2009) • Lowest return for a calendar quarter was -28.29% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Mid Cap Growth Opportunity Fund (Class A, B, C, I, R, R3 and R4 Shares) Class A, B, C, I, R, R3, and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		1 year	5 years	10 Years	Since Inception	Inception Date
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A Before Taxes	Columbia Mid Cap Growth Opportunity Fund:	Class A — before taxes			18.72%	3.97%	3.07%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A After taxes on distributions	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions			18.65%	2.48%	2.33%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A After taxes on distributions and redemption of fund shares	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares			12.25%	3.08%	2.49%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class B Before Taxes	Columbia Mid Cap Growth Opportunity Fund:	Class B — before taxes			19.98%	4.15%	2.87%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class C Before Taxes	Columbia Mid Cap Growth Opportunity Fund:	Class C — before taxes			23.95%	4.42%	2.89%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class I Before Taxes	Columbia Mid Cap Growth Opportunity Fund:	Class I — before taxes			26.54%	5.71%		6.53%	Mar 4, 2004
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class R4 Before Taxes	Columbia Mid Cap Growth Opportunity Fund:	Class R4 — before taxes			26.14%	5.42%	3.87%
Russell Midcap Growth Index		Russell Midcap® Growth Index	(reflects no deduction for fees,expenses or taxes)	[1]	26.38%	4.88%	3.12%
Russell Midcap Growth Index Since Inception, 2004-03-04								6.54%	Mar 4, 2004
Lipper Mid-Cap Growth Funds Index		Lipper Mid-Cap Growth Funds Index	(reflects no deduction for fees or taxes)		25.66%	6.22%	2.59%
Lipper Mid-Cap Growth Funds Index Since Inception, 2004-03-04								7.11%	Mar 4, 2004
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Mid Cap Growth Opportunity Fund (Class Z Shares)	Columbia Mid Cap Growth Opportunity Fund Class Z Shares Columbia Mid Cap Growth Opportunity Fund Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses - Columbia Mid Cap Growth Opportunity Fund (Class Z Shares) Columbia Mid Cap Growth Opportunity Fund		Class Z Shares	Class Z Shares Columbia Mid Cap Growth Opportunity Fund Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management Fees	[1]		0.70%
Distribution and Service (12b-1) Fees			none
Other Expenses	[2]		0.35%
Total annual fund operating expenses			1.05%
Less: Fee waiver/expense reimbursement	[3]		(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.03%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.03% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Mid Cap Growth Opportunity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years		10 years
Columbia Mid Cap Growth Opportunity Fund Class Z Shares Columbia Mid Cap Growth Opportunity Fund Class Z	Class Z	105	332	578	[1]	1,285
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June. 30,2009) • Lowest return for a calendar quarter was -28.29% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Mid Cap Growth Opportunity Fund (Class Z Shares) Class Z Shares	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A Before Taxes	Columbia Mid Cap Growth Opportunity Fund:		Class A — before taxes	[1]		25.95%	5.21%	3.68%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A After taxes on distributions	Columbia Mid Cap Growth Opportunity Fund:		Class A — after taxes on distributions	[1]		25.89%	3.70%	2.94%
Columbia Mid Cap Growth Opportunity Fund Columbia Mid Cap Growth Opportunity Fund Class A After taxes on distributions and redemption of fund shares	Columbia Mid Cap Growth Opportunity Fund:	[2]	Class A — after taxes on distributions and redemption of fund shares	[1]		16.96%	4.15%	3.03%
Russell Midcap Growth Index			Russell Midcap® Growth Index		(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%
Lipper Mid-Cap Growth Funds Index			Lipper Mid-Cap Growth Funds Index		(reflects no deduction for fees or taxes)	25.66%	6.22%	2.59%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).	[1]
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Mid Cap Value Opportunity Fund (Class A, B, C, I, R, R3, R4, R5 and W Shares) Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Columbia Mid Cap Value Opportunity Fund Class A	Columbia Mid Cap Value Opportunity Fund Class B	Columbia Mid Cap Value Opportunity Fund Class C	Columbia Mid Cap Value Opportunity Fund Class I	Columbia Mid Cap Value Opportunity Fund Class R	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R4	Columbia Mid Cap Value Opportunity Fund Class R5	Columbia Mid Cap Value Opportunity Fund Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses - Columbia Mid Cap Value Opportunity Fund (Class A, B, C, I, R, R3, R4, R5 and W Shares) Columbia Mid Cap Value Opportunity Fund		Class A, B, C, I, R, R3, R4, R5 and W Shares	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class A	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class B	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class C	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class I	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class R	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class R3	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class R4	Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class R5		Class A, B, C, I, R, R3, R4, R5 and W Shares Columbia Mid Cap Value Opportunity Fund Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	[2]	Class W
Management Fees	[3]		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%		0.66%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none		0.25%
Other Expenses			0.29%	0.29%	0.29%	0.07%	0.29%	0.36%	0.36%	0.11%		0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement			1.20%	1.95%	1.95%	0.73%	1.45%	1.27%	1.02%	0.77%		1.20%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.
[3]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Mid Cap Value Opportunity Fund (Class A, B, C, I, R, R3, R4, R5 and W Shares) Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Value Opportunity Fund Class A	Class A (whether or not shares are redeemed)	690	934	1,198	1,951
Columbia Mid Cap Value Opportunity Fund Class B	Class B (if shares are redeemed)	698	913	1,253	2,085
Columbia Mid Cap Value Opportunity Fund Class C	Class C (if shares are redeemed)	298	613	1,053	2,280
Columbia Mid Cap Value Opportunity Fund Class I	Class I (whether or not shares are redeemed)	75	234	407	910
Columbia Mid Cap Value Opportunity Fund Class R	Class R (whether or not shares are redeemed)	148	459	793	1,740
Columbia Mid Cap Value Opportunity Fund Class R3	Class R3 (whether or not shares are redeemed)	129	403	698	1,539
Columbia Mid Cap Value Opportunity Fund Class R4	Class R4 (whether or not shares are redeemed)	104	325	564	1,252
Columbia Mid Cap Value Opportunity Fund Class R5	Class R5 (whether or not shares are redeemed)	79	246	429	958
Columbia Mid Cap Value Opportunity Fund Class W	Class W (whether or not shares are redeemed)	122	381	661	1,459

Expense Example, No Redemption - Columbia Mid Cap Value Opportunity Fund (Class A, B, C, I, R, R3, R4, R5 and W Shares) Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Value Opportunity Fund Class B	Class B (if shares are not redeemed)	198	613	1,053	2,085
Columbia Mid Cap Value Opportunity Fund Class C	Class C (if shares are not redeemed)	198	613	1,053	2,280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The section entitled "Principal Investment Strategies of the Fund" that appears in the Summary of the Fund is hereby replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies include within the Index was $251 million to $38.5 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +27.27% (quarter ended June. 30,2003) • Lowest return for a calendar quarter was -27.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Mid Cap Value Opportunity Fund (Class A, B, C, I, R, R3, R4, R5 and W Shares) Class A, B, C, I, R, R3, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class A - before taxes		15.63%	3.01%	8.47%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A After taxes on distributions	Columbia Mid Cap Value Opportunity Fund:	Class A - after taxes on distributions		15.53%	2.00%	7.67%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A After taxes on distributions and redemption of fund shares	Columbia Mid Cap Value Opportunity Fund:	Class A - after taxes on distributions and redemption of fund shares		10.28%	2.26%	7.20%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class B Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class B - before taxes		16.67%	3.08%	8.35%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class C Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class C - before taxes		20.87%	3.44%	8.38%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class I Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class I - before taxes		23.25%	4.68%	8.14%	Mar 4, 2004
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class R Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class R - before taxes		22.40%		0.75%	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class R3 Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class R3 - before taxes		22.62%		0.97%	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class R4 Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class R4 - before taxes		23.00%	4.41%	9.39%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class R5 Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class R5 - before taxes		23.22%		1.49%	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class W Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class W - before taxes		22.78%		1.29%	Dec 1, 2006
Russell Midcap Value Index		Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%
Russell Midcap Value Index Since Inception, 2004-03-04						7.09%	Mar 4, 2004
Russell Midcap Value Index Since Inception, 2006-12-01						0.67%	Dec 1, 2006
Russell Midcap Value Index Since Inception, 2002-02-14						8.71%	Feb 14, 2002
Russell Midcap Value Index Since Inception, 2006-12-11						0.40%	Dec 11, 2006
Lipper Large-Cap Value Funds Index		Lipper Mid-Cap Value Funds Index	(reflects no deduction for fees or taxes)	21.64%	4.19%
Lipper Large-Cap Value Funds Index Since Inception, 2004-03-04						6.02%	Mar 4, 2004
Lipper Large-Cap Value Funds Index Since Inception, 2006-12-01						1.66%	Dec 1, 2006
Lipper Large-Cap Value Funds Index Since Inception, 2002-02-14						7.63%	Feb 14, 2002
Lipper Large-Cap Value Funds Index Since Inception, 2006-12-11						1.39%	Dec 11, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Columbia Mid Cap Value Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Mid Cap Value Opportunity Fund (Class Z Shares) Columbia Mid Cap Value Opportunity Fund		Class Z Shares	Class Z Shares Columbia Mid Cap Value Opportunity Fund Class Z
Shareholder Fees Column [Text]	[1]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)			none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)			none
[1]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.

Annual Fund Operating Expenses - Columbia Mid Cap Value Opportunity Fund (Class Z Shares) Columbia Mid Cap Value Opportunity Fund		Class Z Shares	Class Z Shares Columbia Mid Cap Value Opportunity Fund Class Z
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management Fees	[1]		0.66%
Distribution and Service (12b-1) Fees			none
Other Expenses	[2]		0.29%
Total annual fund operating expenses			0.95%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.
[2]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example - Columbia Mid Cap Value Opportunity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Value Opportunity Fund Class Z Shares Columbia Mid Cap Value Opportunity Fund Class Z	Class Z	97	303	526	1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The section entitled "Principal Investment Strategies of the Fund" that appears in the Summary of the Fund is hereby replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies include within the Index was $251 million to $38.5 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +27.27% (quarter ended June. 30,2003) • Lowest return for a calendar quarter was -27.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Mid Cap Value Opportunity Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A Before Taxes	Columbia Mid Cap Value Opportunity Fund:	Class A - before taxes	[1]		22.69%	4.23%	9.19%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A After taxes on distributions	Columbia Mid Cap Value Opportunity Fund:	Class A - after taxes on distributions	[1]		22.59%	3.22%	8.39%	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund Columbia Mid Cap Value Opportunity Fund Class A After taxes on distributions and redemption of fund shares	Columbia Mid Cap Value Opportunity Fund:	Class A - after taxes on distributions and redemption of fund shares	[1]		14.88%	3.32%	7.86%	Feb 14, 2002
Russell Midcap Value Index		Russell Midcap® Value Index		(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.71%	Feb 14, 2002
Lipper Mid-Cap Value Funds Index		Lipper Mid-Cap Value Funds Index		(reflects no deduction for fees or taxes)	21.64%	4.19%	7.63%	Feb 14, 2002
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +15.37% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -21.80% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	692
3 years	rr_ExpenseExampleYear03	940
5 years	rr_ExpenseExampleYear05	1,208
10 years	rr_ExpenseExampleYear10	1,972
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(40.77%)
2009	rr_AnnualReturn2009	35.40%
2010	rr_AnnualReturn2010	15.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	919
5 years	rr_ExpenseExampleYear05	1,263
10 years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 years	rr_ExpenseExampleNoRedemptionYear10	2,106
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	300
3 years	rr_ExpenseExampleYear03	619
5 years	rr_ExpenseExampleYear05	1,063
10 years	rr_ExpenseExampleYear10	2,301
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,063
10 years	rr_ExpenseExampleNoRedemptionYear10	2,301
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	396
10 years	rr_ExpenseExampleYear10	886
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	150
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	804
10 years	rr_ExpenseExampleYear10	1,762
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.01%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	559
10 years	rr_ExpenseExampleYear10	1,241
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Large Growth Quantitative Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	1,482
Columbia Large Growth Quantitative Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline,which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectusand therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lowerthan those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend onyour tax situation and most likely will differ from the returns shown in the table. If you hold yourshares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do notapply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +15.37% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -21.80% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Large Growth Quantitative Fund | Class Z Shares | Columbia Large Growth Quantitative Fund Class A
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(40.77%)
2009	rr_AnnualReturn2009	35.40%
2010	rr_AnnualReturn2010	15.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Columbia Large Growth Quantitative Fund | Class Z Shares | Columbia Large Growth Quantitative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	537
10 years	rr_ExpenseExampleYear10	1,194
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	13.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	15.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	15.91%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.58%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class W before taxes
1 year	rr_AverageAnnualReturnYear01	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Growth Quantitative Fund | Class Z Shares | Before Taxes | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[5]
1 year	rr_AverageAnnualReturnYear01	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | After taxes on distributions | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class Z Shares | After taxes on distributions | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[5]
1 year	rr_AverageAnnualReturnYear01	14.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class A, B, C, I, R, R4 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Growth Quantitative Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Large Growth Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Growth Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[5]
1 year	rr_AverageAnnualReturnYear01	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Columbia Large Value Quantitative Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[6]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +18.96% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -16.74% (quarter ended March 31, 2009)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Large Value Quantitative Fund | Class Z Shares | Columbia Large Value Quantitative Fund Class A
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	20.26%
2010	rr_AnnualReturn2010	17.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.74%)
Columbia Large Value Quantitative Fund | Class Z Shares | Columbia Large Value Quantitative Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	305
5 years	rr_ExpenseExampleYear05	540
10 years	rr_ExpenseExampleYear10	1,217
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[6]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over  $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already under valued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class T is new and therefore performance information for that class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class T is new and therefore performance information for that class is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +18.96% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -16.74% (quarter ended March 31, 2009)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	936
5 years	rr_ExpenseExampleYear05	1,210
10 years	rr_ExpenseExampleYear10	1,993
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	20.26%
2010	rr_AnnualReturn2010	17.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.74%)
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.86%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	914
5 years	rr_ExpenseExampleYear05	1,266
10 years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	614
5 years	rr_ExpenseExampleNoRedemptionYear05	1,066
10 years	rr_ExpenseExampleNoRedemptionYear10	2,127
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.86%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	614
5 years	rr_ExpenseExampleYear05	1,066
10 years	rr_ExpenseExampleYear10	2,321
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	614
5 years	rr_ExpenseExampleNoRedemptionYear05	1,066
10 years	rr_ExpenseExampleNoRedemptionYear10	2,321
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[3]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	254
5 years	rr_ExpenseExampleYear05	448
10 years	rr_ExpenseExampleYear10	1,010
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	461
5 years	rr_ExpenseExampleYear05	806
10 years	rr_ExpenseExampleYear10	1,784
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.04%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	348
5 years	rr_ExpenseExampleYear05	610
10 years	rr_ExpenseExampleYear10	1,361
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class T
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.16%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	951
5 years	rr_ExpenseExampleYear05	1,235
10 years	rr_ExpenseExampleYear10	2,046
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Columbia Large Value Quantitative Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.11%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	383
5 years	rr_ExpenseExampleYear05	674
10 years	rr_ExpenseExampleYear10	1,504
Columbia Large Value Quantitative Fund | Class Z Shares | Before Taxes | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A-before taxes	[8]
1 year	rr_AverageAnnualReturnYear01	17.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[9]
1 year	rr_AverageAnnualReturnYear01	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	18.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	17.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	17.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | Before Taxes | Columbia Large Value Quantitative Fund Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class W before taxes
1 year	rr_AverageAnnualReturnYear01	17.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class Z Shares | After taxes on distributions | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions	[8]
1 year	rr_AverageAnnualReturnYear01	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | After taxes on distributions | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[9]
1 year	rr_AverageAnnualReturnYear01	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A-after taxes on distributions and redemption of fund shares	[8]
1 year	rr_AverageAnnualReturnYear01	13.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Large Value Quantitative Fund | Class A, B, C, I, R, R4, T, W and Z shares | After taxes on distributions and redemption of fund shares | Columbia Large Value Quantitative Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Large Value Quantitative Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[9]
1 year	rr_AverageAnnualReturnYear01	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Mid Cap Value Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The section entitled "Principal Investment Strategies of the Fund" that appears in the Summary of the Fund is hereby replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies include within the Index was $251 million to $38.5 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +27.27% (quarter ended June. 30,2003) • Lowest return for a calendar quarter was -27.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Mid Cap Value Opportunity Fund | Class Z Shares | Columbia Mid Cap Value Opportunity Fund Class A
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	47.69%
2004	rr_AnnualReturn2004	23.80%
2005	rr_AnnualReturn2005	16.67%
2006	rr_AnnualReturn2006	17.00%
2007	rr_AnnualReturn2007	10.26%
2008	rr_AnnualReturn2008	(44.30%)
2009	rr_AnnualReturn2009	39.57%
2010	rr_AnnualReturn2010	22.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.69%)	[3]
Columbia Mid Cap Value Opportunity Fund | Class Z Shares | Columbia Mid Cap Value Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	526
10 years	rr_ExpenseExampleYear10	1,171
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).	[3]
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).	[3]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The section entitled "Principal Investment Strategies of the Fund" that appears in the Summary of the Fund is hereby replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies include within the Index was $251 million to $38.5 billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund's net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +27.27% (quarter ended June. 30,2003) • Lowest return for a calendar quarter was -27.69% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	934
5 years	rr_ExpenseExampleYear05	1,198
10 years	rr_ExpenseExampleYear10	1,951
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	47.69%
2004	rr_AnnualReturn2004	23.80%
2005	rr_AnnualReturn2005	16.67%
2006	rr_AnnualReturn2006	17.00%
2007	rr_AnnualReturn2007	10.26%
2008	rr_AnnualReturn2008	(44.30%)
2009	rr_AnnualReturn2009	39.57%
2010	rr_AnnualReturn2010	22.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.69%)
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	913
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	613
5 years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 years	rr_ExpenseExampleNoRedemptionYear10	2,085
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	613
5 years	rr_ExpenseExampleYear05	1,053
10 years	rr_ExpenseExampleYear10	2,280
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	613
5 years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 years	rr_ExpenseExampleNoRedemptionYear10	2,280
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.73%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	910
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.45%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	459
5 years	rr_ExpenseExampleYear05	793
10 years	rr_ExpenseExampleYear10	1,740
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	698
10 years	rr_ExpenseExampleYear10	1,539
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	564
10 years	rr_ExpenseExampleYear10	1,252
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5	[3]
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	429
10 years	rr_ExpenseExampleYear10	958
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Columbia Mid Cap Value Opportunity Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management Fees	rr_ManagementFeesOverAssets	0.66%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	661
10 years	rr_ExpenseExampleYear10	1,459
Columbia Mid Cap Value Opportunity Fund | Class Z Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes	[12]
1 year	rr_AverageAnnualReturnYear01	22.69%
5 years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	15.63%
5 years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	16.67%
5 years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	20.87%
5 years	rr_AverageAnnualReturnYear05	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	23.25%
5 years	rr_AverageAnnualReturnYear05	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R - before taxes
1 year	rr_AverageAnnualReturnYear01	22.40%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class R3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R3 - before taxes
1 year	rr_AverageAnnualReturnYear01	22.62%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	23.00%
5 years	rr_AverageAnnualReturnYear05	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 - before taxes
1 year	rr_AverageAnnualReturnYear01	23.22%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | Before Taxes | Columbia Mid Cap Value Opportunity Fund Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class W - before taxes
1 year	rr_AverageAnnualReturnYear01	22.78%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Mid Cap Value Opportunity Fund | Class Z Shares | After taxes on distributions | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions	[12]
1 year	rr_AverageAnnualReturnYear01	22.59%
5 years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | After taxes on distributions | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	15.53%
5 years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares	[12]
1 year	rr_AverageAnnualReturnYear01	14.88%
5 years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Mid Cap Value Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	10.28%
5 years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Columbia Limited Duration Credit Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for thetime periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus),respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +5.06% (quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -3.46% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Limited Duration Credit Fund | Class Z Shares | Columbia Limited Duration Credit Fund Class A
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	3.25%
2005	rr_AnnualReturn2005	1.52%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(6.04%)
2009	rr_AnnualReturn2009	15.47%	[3]
2010	rr_AnnualReturn2010	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Columbia Limited Duration Credit Fund | Class Z Shares | Columbia Limited Duration Credit Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.61%	[14]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	222
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	899
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +5.06%(quarter ended Sept. 30, 2009) • Lowest return for a calendar quarter was -3.46% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	385
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	815
10 years	rr_ExpenseExampleYear10	1,459
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	3.25%
2005	rr_AnnualReturn2005	1.52%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(6.04%)
2009	rr_AnnualReturn2009	15.47%
2010	rr_AnnualReturn2010	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.61%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	664
3 years	rr_ExpenseExampleYear03	834
5 years	rr_ExpenseExampleYear05	1,128
10 years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	534
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	1,837
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.61%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	264
3 years	rr_ExpenseExampleYear03	534
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	2,036
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	534
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	2,036
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.52%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	332
10 years	rr_ExpenseExampleYear10	757
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	496
10 years	rr_ExpenseExampleYear10	1,116
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.86%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,195
Columbia Limited Duration Credit Fund | Class Z Shares | Before Taxes | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – before taxes	[16]
1 year	rr_AverageAnnualReturnYear01	6.17%
5 years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – before taxes
1 year	rr_AverageAnnualReturnYear01	2.99%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class B – before taxes
1 year	rr_AverageAnnualReturnYear01	0.27%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class C – before taxes
1 year	rr_AverageAnnualReturnYear01	4.38%
5 years	rr_AverageAnnualReturnYear05	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class I – before taxes
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 – before taxes
1 year	rr_AverageAnnualReturnYear01	6.22%
5 years	rr_AverageAnnualReturnYear05	4.91%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Before Taxes | Columbia Limited Duration Credit Fund Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class W – before taxes
1 year	rr_AverageAnnualReturnYear01	6.10%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Limited Duration Credit Fund | Class Z Shares | After taxes on distributions | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions	[16]
1 year	rr_AverageAnnualReturnYear01	4.86%
5 years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | After taxes on distributions | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.72%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions and redemption of fund shares	[16]
1 year	rr_AverageAnnualReturnYear01	4.00%
5 years	rr_AverageAnnualReturnYear05	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | After taxes on distributions and redemption of fund shares | Columbia Limited Duration Credit Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A – after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	1.93%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June. 30,2009) • Lowest return for a calendar quarter was -28.29% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Columbia Mid Cap Growth Opportunity Fund Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.65%)
2002	rr_AnnualReturn2002	(13.78%)
2003	rr_AnnualReturn2003	22.99%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	(0.23%)
2007	rr_AnnualReturn2007	14.04%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	62.52%
2010	rr_AnnualReturn2010	25.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Columbia Mid Cap Growth Opportunity Fund Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[18]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[18]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	332
5 years	rr_ExpenseExampleYear05	578	[3]
10 years	rr_ExpenseExampleYear10	1,285
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.	[3]
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Past Performance	cfst1352280_FundPastPerformanceAbsrtract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.	[3]
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June. 30, 2009) • Lowest return for a calendar quarter was -28.29% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	962
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,056
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.65%)
2002	rr_AnnualReturn2002	(13.78%)
2003	rr_AnnualReturn2003	22.99%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	(0.23%)
2007	rr_AnnualReturn2007	14.04%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	62.52%
2010	rr_AnnualReturn2010	25.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)	[3]
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	941
5 years	rr_ExpenseExampleYear05	1,302
10 years	rr_ExpenseExampleYear10	2,189
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	641
5 years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 years	rr_ExpenseExampleNoRedemptionYear10	2,189
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	641
5 years	rr_ExpenseExampleYear05	1,102
10 years	rr_ExpenseExampleYear10	2,382
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	641
5 years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 years	rr_ExpenseExampleNoRedemptionYear10	2,382
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	994
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	488
5 years	rr_ExpenseExampleYear05	844
10 years	rr_ExpenseExampleYear10	1,849
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Columbia Mid Cap Growth Opportunity Fund Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management Fees	rr_ManagementFeesOverAssets	0.70%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[19]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[5]
1 year	rr_AverageAnnualReturnYear01	25.95%
5 years	rr_AverageAnnualReturnYear05	5.21%
10 years	rr_AverageAnnualReturnYear10	3.68%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	18.72%
5 years	rr_AverageAnnualReturnYear05	3.97%
10 years	rr_AverageAnnualReturnYear10	3.07%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	19.98%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	2.87%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	23.95%
5 years	rr_AverageAnnualReturnYear05	4.42%
10 years	rr_AverageAnnualReturnYear10	2.89%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	26.54%
5 years	rr_AverageAnnualReturnYear05	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | Before Taxes | Columbia Mid Cap Growth Opportunity Fund Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	26.14%
5 years	rr_AverageAnnualReturnYear05	5.42%
10 years	rr_AverageAnnualReturnYear10	3.87%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | After taxes on distributions | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[5]
1 year	rr_AverageAnnualReturnYear01	25.89%
5 years	rr_AverageAnnualReturnYear05	3.70%
10 years	rr_AverageAnnualReturnYear10	2.94%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | After taxes on distributions | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	18.65%
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	2.33%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:	[3]
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[5]
1 year	rr_AverageAnnualReturnYear01	16.96%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	3.03%
Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3, and R4 Shares | After taxes on distributions and redemption of fund shares | Columbia Mid Cap Growth Opportunity Fund Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	12.25%
5 years	rr_AverageAnnualReturnYear05	3.08%
10 years	rr_AverageAnnualReturnYear10	2.49%
Russell 1000 Growth Index | Class A, B, C, I, R, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	16.71%
Russell 1000 Growth Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 year	rr_AverageAnnualReturnYear01	16.71%
Russell 1000 Growth Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2007-05-17
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Russell 1000 Growth Index | Class Z Shares | Since Inception, 2007-05-17
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Russell 1000 Growth Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Large-Cap Growth Funds Index | Class A, B, C, I, R, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%
Lipper Large-Cap Growth Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
1 year	rr_AverageAnnualReturnYear01	15.13%
Lipper Large-Cap Growth Funds Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2007-05-17
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Lipper Large-Cap Growth Funds Index | Class Z Shares | Since Inception, 2007-05-17
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2007
Lipper Large-Cap Growth Funds Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Russell 1000 Value Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
Russell 1000 Value Index | Class A, B, C, I, R, R4, T, W and Z shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
1 year	rr_AverageAnnualReturnYear01	15.51%
Russell 1000 Value Index | Class Z Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Russell 1000 Value Index | Class A, B, C, I, R, R4, T, W and Z shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Large-Cap Value Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, T, W and Z shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
1 year	rr_AverageAnnualReturnYear01	13.02%
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	21.64%
5 years	rr_AverageAnnualReturnYear05	4.19%
Lipper Large-Cap Value Funds Index | Class Z Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R4, T, W and Z shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2002-02-14
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Lipper Large-Cap Value Funds Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Lipper Mid-Cap Value Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	21.64%
5 years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Barclays Capital U.S. 1-5 Year Credit Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.44%
5 years	rr_AverageAnnualReturnYear05	5.62%
Barclays Capital U.S. 1-5 Year Credit Index | Class A, B, C, I, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.44%
5 years	rr_AverageAnnualReturnYear05	5.62%
Barclays Capital U.S. 1-5 Year Credit Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Barclays Capital U.S. 1-5 Year Credit Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Barclays Capital U.S. 1-5 Year Credit Index | Class Z Shares | Since I nception,2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index | Class A, B, C, I, R4 and W Shares | Since I nception,2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short-Intermediate Investment Grade Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	5.86%
5 years	rr_AverageAnnualReturnYear05	4.81%
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class A, B, C, I, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short-Intermediate Investment Grade Debt
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	5.86%
5 years	rr_AverageAnnualReturnYear05	4.81%
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class A, B, C, I, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class Z Shares | Since I nception,2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Lipper Short-Intermediate Investment Grade Debt Funds Index | Class A, B, C, I, R4 and W Shares | Since I nception,2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Russell Midcap Growth Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	3.12%
Russell Midcap Growth Index | Class A, B, C, I, R, R3, and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,expenses or taxes)	[3]
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	3.12%
Russell Midcap Growth Index | Class A, B, C, I, R, R3, and R4 Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Mid-Cap Growth Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	6.22%
10 years	rr_AverageAnnualReturnYear10	2.59%
Lipper Mid-Cap Growth Funds Index | Class A, B, C, I, R, R3, and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	6.22%
10 years	rr_AverageAnnualReturnYear10	2.59%
Lipper Mid-Cap Growth Funds Index | Class A, B, C, I, R, R3, and R4 Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell Midcap Value Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.75%
5 years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Russell Midcap Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.75%
5 years	rr_AverageAnnualReturnYear05	4.08%
Russell Midcap Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Russell Midcap Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Russell Midcap Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2002-02-14
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2002
Russell Midcap Value Index | Class A, B, C, I, R, R3, R4, R5 and W Shares | Since Inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006

[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement,which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class Z.
[4]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.
[5]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[6]	Expense ratios have been adjusted to reflect current fees.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Nov. 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will notexceed 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 0.74% for Class I, 1.36% for Class R, 1.04% for Class R4, 1.16% for Class T and 1.11% for Class W.
[8]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[9]	Class T shares would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class T shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[10]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of changing the effective management fee rate of the Fund.
[11]	Other expenses for Class Z shares are based on estimated amounts for the current fiscal year.
[12]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[13]	Other expenses are based on estimated amounts for the current fiscal year.
[14]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.61% for Class Z.
[15]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.52% for Class I, 0.82% for Class R4 and 0.86% for Class W.
[16]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares,which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[17]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[18]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.03% for Class Z.
[19]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C,0.84% for Class I, 1.53% for Class R, 1.39% for Class R3 and 1.14% for Class R4.